Income Tax - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate (Detail) - USD ($)	3 Months Ended					4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory income tax expense (benefit)										$ 179,325	$ (810,128)
State income tax expense (benefit), net of federal										59,420	(268,438)
Other permanent items										23,835	263,152
Valuation allowance on start-up costs										296,234	1,086,501
Provision for income taxes	$ 14,119	$ 16,722	$ 238,568	$ 278,662	$ 65,082	$ 65,082	$ 255,290	$ 343,744	$ 269,409	$ 558,814	$ 271,087